Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Summary of board remuneration paid

Board compensation is paid in arrears after being approved by the shareholders, generally at the Annual General Meeting. The following amounts were paid in 2022, 2021 and 2020:

	Year Ended December 31, 2022
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$53	$—	$53
Lawrence J. Ciaccia, Board deputy chair	53	—	53
Deborah Davis	68	—	68
Hanne Hovding	55	—	55
Annika Olsson	44	—	44
Thomas M. Quindlen	55	—	55
Stephen A. Skaggs	62	—	62
	$390	$—	$390

	Year Ended December 31, 2021
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$59	$—	$59
Lawrence J. Ciaccia, Board deputy chair	28	33	61
Deborah Davis	67	—	67
Hanne Hovding	52	—	52
Annika Olsson	—	—	—
Thomas M. Quindlen	2	32	34
Stephen A. Skaggs	4	58	62
	$212	$123	$335

	Year Ended December 31, 2020
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$40	$—	$40
Lawrence J. Ciaccia, Board deputy chair	38	—	38
Deborah Davis	10	36	46
Hanne Hovding	32	—	32
Stephen A. Skaggs	4	34	38
	$124	$70	$194

Summary of share based payment arrangement to board members

			Subscription rights outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK per share)	2022	2021	2020
June 17, 2020	May 15, 2025	1.71	600,000	600,000	600,000